Document Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-38230
Entity Registrant Name	High Templar Tech Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 101, Meishe Road, Meilin Street
Entity Address, Address Line Two	Tongan District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001692705
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	5395	5395	1408
Auditor Name	Marcum Asia CPAs LLP	Marcum Asia CPAs LLP	Ernst & Young Hua Ming LLP
Auditor Location	New York, New York	New York, New York	Shanghai, the People’s Republic of China
Business Contact
Document Entity Information
Entity Address, Address Line One	No. 101, Meishe Road, Meilin Street
Entity Address, Address Line Two	Tongan District,
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Contact Personnel Name	Min Luo
Country Region	86
City Area Code	592
Local Phone Number	596-8208
Contact Personnel Email Address	ir@hightemplar.com
Class A ordinary shares
Document Entity Information
Title of 12(b) Security	Class A Ordinary Shares
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	93,185,285
Class B ordinary shares
Document Entity Information
Entity Common Stock, Shares Outstanding	63,491,172
American Depositary Shares
Document Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HTT
Security Exchange Name	NYSE